Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Jun. 30, 2020
ASSETS
Cash	$ 13,333,034	$ 5,311,693
Short-term investments	3,335,640	2,266,069
Trade receivables	470,894	183,566
Inventories	1,475,924	1,403,582
Prepayments	26,874
Loans due from third parties	2,785,636	2,222,191
Due from a related party	3,411	1,127
Other current assets	106,244	108,224
Total current assets	21,537,657	11,496,452
Investment in equity investees	1,289,077	187,755
Goodwill	8,610,173	8,073,011
Property and equipment, net	1,327,658	1,315,326
Deposits for plant, property and equipment	1,013,825	849,245
Intangible assets	66,522	66,442
Right of use assets	363,318	553,904
Other noncurrent assets	67,089	92,992
Total Assets	34,275,319	22,635,127
LIABILITIES AND EQUITY
Trade payable	80,740	64,300
Unearned income	101,240	127,279
Other current liabilities	167,379	68,579
Income tax payable	268,215
Lease liabilities, current	308,276	315,259
Warrants liabilities	304,734	1,150,416
Total current liabilities	1,230,584	1,725,833
Lease liabilities, noncurrent	124,673	310,098
Total Liabilities	1,355,257	2,035,931
Shareholders' Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 79,491,998 and 45,188,648 shares issued and outstanding at December 31, 2020 and June 30, 2020, respectively	7,949	4,519
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	36,837,553	25,568,478
Statutory reserve	5,848
Accumulated deficit	(10,967,630)	(10,280,741)
Accumulated other comprehensive income (loss)	998,913	(352,649)
Total Urban Tea, Inc.'s Shareholders' Equity	26,882,633	14,939,607
Non-controlling interests	6,037,429	5,659,589
Total Liabilities and Equity	$ 34,275,319	$ 22,635,127